TRADE AND OTHER PAYABLES - Summary of Trade and Other Payables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade And Other Payables [Line Items]
Marketing costs	€ 2,900	€ 2,500	€ 1,800
Trade and other current payables [abstract]
Trade accounts payable	1,057	904
Accrued customer marketing costs	648	652
Accrued deposits	266	271
Accrued compensation and benefits	249	260
Accrued taxes	167	178
Other accrued expenses	146	153
Trade and other current payables	€ 2,533	€ 2,418
Low
Trade And Other Payables [Line Items]
Trade payables settlement period	30 days
High
Trade And Other Payables [Line Items]
Trade payables settlement period	60 days